Cash Equivalents and Marketable Securities - Additional Information (Detail) (Marketable securities [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Maximum contractual maturity term	1 year	1 year	1 year
Sales of available-for-sale securities		$ 0	$ 0